Other Liabilities - Summary of Company Other Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Other Liabilities [Abstract]
Deferred share units liability	$ 14.0	$ 7.6
Restricted share units liability	31.8	3.0
Jubilee and other long-term employee benefits	27.5	24.1
Total other liabilities	73.3	34.7
Current	26.7	7.6
Non-current	$ 46.6	$ 27.1